Share-based payments (Tables)	12 Months Ended
Dec. 31, 2024
Share-Based Payment Arrangement [Abstract]
Summary of Restricted Stock Unit Activity

The following table summarizes restricted stock unit activity during the year ended December 31, 2024.

	Restricted Stock Units	Weighted average grant date fair value
Nonvested as of December 31, 2023	2,860,058	$27.43
Granted (1)	2,724,240	$16.12
Vested	(1,235,390)	$29.72
Forfeited	(666,873)	$18.52
Performance adjustments (2)	(11,942)	$—
Nonvested as of December 31, 2024	3,670,093	$18.02

(1)
Represents RSUs and PRSUs based on performance target achievement of 100%.
(2)
Represents the adjustment to the number of PRSUs vested based on actual performance compared to target.

Summary of Stock Options, Valuation Assumptions	The following table shows the key assumptions used in the valuation:

For the year ended December 31,
2022
Expected term	6.0
Expected volatility	32.0%
Risk free interest rate	3.0%
Dividend yield	0%
Weighted average exercise price	$52.38